OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
OTHER NON-FINANCIAL LIABILITIES	OTHER NON-FINANCIAL LIABILITIES

	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenue (1)(2)	3,580,317	3,118,099	—	140,244	3,580,317	3,258,343
Sales tax	32,162	14,566	—	—	32,162	14,566
Retentions	150,794	48,383	—	—	150,794	48,383
Other taxes	7,215	6,332	—	—	7,215	6,332
Dividends payable	37,995	293,092	—	—	37,995	293,092
Other sundry liabilities	7,692	8,208	—	—	7,692	8,208
Total other non-financial liabilities	3,816,175	3,488,680	—	140,244	3,816,175	3,628,924

Deferred Revenue Movement

		Deferred revenue
	Initial balance	(1) Recognition	Use	Loyalty program (Award and redeem)	Expiration of tickets	Translation Difference	Others provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2023	2,953,289	14,238,959	(13,505,496)	17,680	(391,998)	84,988	(3,822)	3,393,600
From January 1 to December 31, 2024	3,393,600	15,679,754	(15,073,167)	(126,564)	(347,873)	(260,364)	(7,043)	3,258,343
From January 1 to December 31, 2025	3,258,343	17,264,291	(16,738,516)	21,311	(354,001)	124,933	3,956	3,580,317
(1)The balance includes mainly, deferred revenue for services not provided as of December 31, 2025 and December 31, 2024 and for the frequent flyer LATAM Pass program.
LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles LATAM Pass every time they fly in LATAM and other airlines associated with the program, as well as by buying in stores or use the services of a vast network of companies that have agreements with the program around the world.
(2)As of December 31, 2025, Deferred Income includes Th US$28,452 (ThUS$35,615 as of December 31, 2024) related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until until the end of the implementation of the strategic alliance.